GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
General and Administrative Expense [Abstract]
Schedule of General and Administrative Expenses
	For the year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Salaries and related expenses	1,698	1,506	1,839
Share-based compensation, net	243	95	(299)
Professional services	574	705	833
Office rent and maintenance	174	180	163
Depreciation	25	17	10
Others	1,210	1,092	899
Total general and administrative expenses	3,924	3,595	3,445